CONVERTIBLE DEBT (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 19, 2019	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018
Convertible debt	$ 600,000		$ 401,957		$ 401,957
Debentures for gross proceeds	540,000
Warrants issuable to the placement agent			$ 21,739		21,739
Issuance of the debt tranche					$ 600,000
Description of debt conversion			If any portion of the 2019 Debentures was outstanding on the 181st calendar day after the Effective Date, then the conversion price would equal the lesser of (a) $0.15, (b) the QPI Discounted Price, or (c) 70% of the lowest volume-weighted average price (as reported by Bloomberg LP) of the common stock on any trading day during the 20 trading days immediately preceding the date of conversion of the 2019 Debentures (provided, further, that if either we are not DWAC operational at the time of conversion, the common stock is traded on the OTC Pink at the time of conversion, or the conversion price was less than $0.01 per share, then 70% would automatically adjust to 60%).		If any portion of the Debentures are outstanding on the 181st calendar day after the Effective Date, then the conversion price shall equal the lesser of (a) $0.15, (b) the QPI Discounted Price, or (c) 70% of the lowest volume-weighted average price (as reported by Bloomberg LP) of the common stock on any trading day during the 20 trading days immediately preceding the date of conversion of the Debenture (provided, further, that if either we are not DWAC operational at the time of conversion, the common stock is traded on the OTC Pink at the time of conversion, or the conversion price is less than $0.01 per share, then 70% will automatically adjust to 60%).
Description of debt redemption			So long as no event of default had occurred and was continuing under the 2019 Debentures, the Company could at our option call for redemption all or part of the 2019 Debentures prior to the maturity date, upon not more than two calendar days written notice, for an amount equal to: (i) if the redemption date was 90 calendar days or less from the date of issuance of the 2019 Debentures, 110% of the sum of the principal amount; (ii) if the redemption date was greater than or equal to 91 calendar days from the date of issuance of the 2019 Debentures and less than or equal to 150 calendar days from the date of issuance of the 2019 Debentures, 120% of the sum of the principal amount; (iii) if the redemption date was greater than or equal to 151 calendar days from the date of issuance of the 2019 Debentures and less than or equal to 180 calendar days from the date of issuance of the 2019 Debentures, 125% of the sum of the principal amount; and (iv) if either (1) the 2019 Debentures were in default but the holder consents to the redemption notwithstanding such default or (2) the redemption date was greater than or equal to 181 calendar days from the date of issuance of the 2019 Debentures, 130% of the sum of the principal amount.		So long as no event of default has occurred and is continuing under the Debentures, we may at our option call for redemption all or part of the Debentures prior to the maturity date, upon not more than two calendar days written notice, for an amount equal to: (i) if the redemption date is 90 calendar days or less from the date of issuance of the Debentures, 110% of the sum of the principal amount; (ii) if the redemption date is greater than or equal to 91 calendar days from the date of issuance of the Debentures and less than or equal to 150 calendar days from the date of issuance of the Debentures, 120% of the sum of the principal amount; (iii) if the redemption date is greater than or equal to 151 calendar days from the date of issuance of the Debentures and less than or equal to 180 calendar days from the date of issuance of the Debentures, 125% of the sum of the principal amount; and (iv) if either (1) the Debentures are in default but the holder consents to the redemption notwithstanding such default or (2) the redemption date is greater than or equal to 181 calendar days from the date of issuance of the Debentures, 130% of the sum of the principal amount.
Amortization of debt discount			$ 123,817		$ 99,954
Fair value of embedded derivative liability			171,425		171,425
Common stock issued in relation to Bridge Financing			66,912		70,100
Transaction costs			78,693		78,693
Original issue discount			$ 60,000		$ 60,000
Exercise price (in dollars per share)							$ 0.15
Warrant [Member]
Exercise price (in dollars per share)			$ 0.08		$ 0.0699
Common Stock [Member]
Shares issued during period						15,906,168
Common stock issued in relation to Bridge Financing			$ 960		$ 1,000
Number of shares issued				800,000	6,095,569	400,000
Public Offering [Member]
Description of debt			The 2019 Debentures contained provisions that entitled each Purchaser, at any time, to convert all or any portion of the outstanding principal amount of its 2019 Debenture(s) plus any accrued interest into restricted shares of common stock. If we consummated a public offering within 180 calendar days of the Effective Date, then the conversion price would be the lesser of (a) $0.15 or (b) 70% multiplied of the price per share of the common stock we issued in the public offering (the “QPI Discounted Price”), subject to further adjustment as provided in the 2019 Debentures as well as subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events. Further, if the Company consummated a public offering of common stock which resulted in us receiving gross proceeds of at least $5 million within 180 calendar days of the Effective Date then we would have been obligated to repay the outstanding amounts owed under the 2019 Debentures, to the extent they were not converted and including the applicable redemption premium then in effect, within three days of consummation of such an offering.		Each Purchaser is entitled, at any time, to convert all or any portion of the outstanding principal amount of its Debenture(s) plus any accrued interest into restricted shares of common stock. If we consummate a public offering within 180 calendar days of the Effective Date, then the conversion price will be the lesser of (a) $0.15 or (b) 70% multiplied of the price per share of the common stock we issue in the public offering (the “QPI Discounted Price”), subject to further adjustment as provided in the Debenture as well as subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events. Further, if we consummate a public offering of common stock which results in us receiving gross proceeds of at least $5 million within 180 calendar days of the Effective Date then we are obligated to repay the outstanding amounts owed under the Debentures, to the extent they are not converted and including the applicable redemption premium then in effect, within three days of consummation of such an offering.
Number of shares issued					300,000
Securities Purchase Agreement [Member] | Two Purchasers [Member]
Principal amount	$ 1,200,000
Description of debt tranche issuer	The Purchasers elected not to consummate the closing of the second tranche, then the Company was entitled to raise up to $600,000 from additional investors (including the Company’s affiliates) who would have a security interest on a pari passu basis with the Purchasers in the first tranche, so long as such investors agreed not to convert the securities received until the Purchasers in the first tranche had completely converted the 2019 Debentures or been fully repaid.
Securities Purchase Agreement [Member] | Two Purchasers [Member] | First Tranche [Member]
Issuance of the debt tranche	$ 600,000
Maturity date	Sep. 18, 2020
Interest rate	18.00%
Securities Purchase Agreement [Member] | Two Purchasers [Member] | Second Tranche [Member]
Issuance of the debt tranche	$ 600,000
Securities Purchase Agreement [Member] | Bridge Financing [Member]
Commitment fee			$ 5,000		$ 5,000
Description of fee			The placement agent for the 2019 Debentures received a cash fee of 8% of the gross proceeds received at the closing and is entitled to receive warrants convertible into shares of common.		The placement agent for the Debentures received a cash fee of 8% of the gross proceeds received at each closing and is entitled to receive warrants convertible into shares of common stock
Warrant term					5 years
Exercise price (in dollars per share)					$ 0.15
Securities Purchase Agreement [Member] | Bridge Financing [Member] | Warrant [Member]
Number of convertible debt		300,000
Exercise price (in dollars per share)					$ 0.15
Maturity terms		5 years
Securities Purchase Agreement [Member] | Bridge Financing [Member] | Common Stock [Member]
Number of convertible debt					300,000
Number of shares issued		300,000
Securities Purchase Agreement [Member] | Bridge Financing [Member] | Restricted Common Stock [Member]
Shares issued during period			500,000		500,000